Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2023
Organization and Principal Activities [Abstract]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company	The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:
Name	Background		Ownership
Bit Digital USA, Inc. (“BT USA”)	●	A United States company	100% owned by Bit Digital, Inc.
	●	Incorporated on September 1, 2020
	●	Engaged in digital asset mining business
Bit Digital Canada, Inc. (“BT Canada”)	●	A Canadian company	100% owned by Bit Digital, Inc.
	●	Incorporated on February 23, 2021
	●	Engaged in digital asset mining business
Bit Digital Hong Kong Limited (“BT HK”)	●	A Hong Kong company	100% owned by Bit Digital, Inc.
	●	Acquired on April 8, 2020
	●	Engaged in digital asset mining related business
Bit Digital Strategies Limited (“BT Strategies”)	●	A Hong Kong company	100% owned by Bit Digital, Inc.
	●	Incorporated on June 1, 2021
	●	Engaged in treasury management activities
Bit Digital Singapore Pte. Ltd. (“BT Singapore”)	●	A Singapore company	100% owned by Bit Digital, Inc.
	●	Incorporated on July 1, 2021
	●	Engaged in digital asset staking activities
Bit Digital Investment Management Limited (“BT IM”)	●	A British Virgin Islands company	100% owned by Bit Digital Strategies Limited.
	●	Incorporated on April 17, 2023
	●	Engaged in fund and investment management activities
Bit Digital Innovation Master Fund SPC Limited (“BT SPC”)	●	A British Virgin Islands company	100% owned by Bit Digital Strategies Limited.
	●	Incorporated on May 31, 2023
	●	A segregated portfolios company
Bit Digital AI, Inc (“BT AI”)	●	A United States company	100% owned by Bit Digital, Inc.
	●	Incorporated on October 19, 2023
	●	Engaged in specialized cloud-infrastructure services for artificial intelligence applications
Bit Digital Iceland ehf (“BT Iceland”)	●	An Icelandic company	100% owned by Bit Digital AI, Inc
	●	Incorporated on August 17, 2023
	●	Engaged in specialized cloud-infrastructure services for artificial intelligence applications